Debt (Schedule of Long-Term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total debt	$ 518,711	$ 507,906
Unamortized debt premium	1,176	1,583
Debt issuance cost	(3,121)	(4,222)
Less: current maturities	(1,167)	(1,156)
Long-term debt	517,544	506,750
Senior unsecured notes due October 2021
Debt Instrument [Line Items]
Total debt	400,000	400,000
Senior secured revolving credit facility
Debt Instrument [Line Items]
Total debt	119,000	108,446
Other debt
Debt Instrument [Line Items]
Total debt	$ 1,656	$ 2,099